LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.99%
Aerospace & Defense–3.97%
†Axon Enterprise, Inc.	16,965	$6,779,214
BWX Technologies, Inc.	5,716	621,329
HEICO Corp.	13,450	3,516,906
Hexcel Corp.	24,370	1,506,797
Howmet Aerospace, Inc.	155,050	15,543,763
L3Harris Technologies, Inc.	3,400	808,758
†Loar Holdings, Inc.	12,500	932,375
Melrose Industries PLC	96,572	588,363
TransDigm Group, Inc.	1,932	2,757,215
		33,054,720
Banks–0.75%
†NU Holdings Ltd. Class A	458,500	6,258,525
		6,258,525
Beverages–0.45%
Brown-Forman Corp. Class B	28,275	1,391,130
†Celsius Holdings, Inc.	55,244	1,732,452
Constellation Brands, Inc. Class A	2,400	618,456
		3,742,038
Biotechnology–3.60%
†Alkermes PLC	13,200	369,468
†Alnylam Pharmaceuticals, Inc.	15,125	4,159,829
†Argenx SE ADR	2,467	1,337,311
†Ascendis Pharma AS ADR	36,563	5,459,222
†Avidity Biosciences, Inc.	9,100	417,963
†BeiGene Ltd. ADR	2,200	493,922
†BioNTech SE ADR	3,500	415,695
†Blueprint Medicines Corp.	3,500	323,750
†Exact Sciences Corp.	9,000	613,080
†Insmed, Inc.	6,700	489,100
†Krystal Biotech, Inc.	2,000	364,060
†Legend Biotech Corp. ADR	54,750	2,667,967
†Madrigal Pharmaceuticals, Inc.	1,600	339,552
†Natera, Inc.	60,846	7,724,400
†Neurocrine Biosciences, Inc.	16,127	1,858,153
†REVOLUTION Medicines, Inc.	8,600	390,010
†Sarepta Therapeutics, Inc.	11,300	1,411,257
†United Therapeutics Corp.	1,200	430,020
†Vaxcyte, Inc.	6,000	685,620
		29,950,379
Broadline Retail–0.63%
†Coupang, Inc.	181,100	4,446,005
†Ollie's Bargain Outlet Holdings, Inc.	8,000	777,600
		5,223,605
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–1.10%
Advanced Drainage Systems, Inc.	6,200	$974,392
†AZEK Co., Inc.	102,492	4,796,626
Carlisle Cos., Inc.	900	404,775
Lennox International, Inc.	3,850	2,326,516
†Trex Co., Inc.	9,200	612,536
		9,114,845
Capital Markets–7.35%
Ameriprise Financial, Inc.	13,600	6,389,416
ARES Management Corp. Class A	61,180	9,534,291
Blue Owl Capital, Inc.	54,800	1,060,928
Carlyle Group, Inc.	43,267	1,863,077
Cboe Global Markets, Inc.	2,500	512,175
†Coinbase Global, Inc. Class A	20,500	3,652,485
FactSet Research Systems, Inc.	8,203	3,772,150
LPL Financial Holdings, Inc.	25,231	5,869,488
Morningstar, Inc.	23,846	7,609,736
MSCI, Inc.	20,165	11,754,783
†Robinhood Markets, Inc. Class A	17,600	412,192
StepStone Group, Inc. Class A	20,150	1,145,124
TPG, Inc.	60,798	3,499,533
Tradeweb Markets, Inc. Class A	33,055	4,087,912
		61,163,290
Chemicals–0.06%
RPM International, Inc.	4,287	518,727
		518,727
Commercial Services & Supplies–2.04%
†ACV Auctions, Inc. Class A	140,675	2,859,923
†Clean Harbors, Inc.	6,150	1,486,516
†Copart, Inc.	119,190	6,245,556
GFL Environmental, Inc.	81,909	3,266,531
RB Global, Inc.	12,300	990,027
Republic Services, Inc.	2,750	552,310
Rollins, Inc.	11,848	599,272
Waste Connections, Inc.	5,550	992,451
		16,992,586
Communications Equipment–0.22%
†Arista Networks, Inc.	3,637	1,395,953
†Ciena Corp.	7,400	455,766
		1,851,719
Construction & Engineering–1.08%
†API Group Corp.	15,200	501,904
Comfort Systems USA, Inc.	5,775	2,254,271
Quanta Services, Inc.	19,262	5,742,966
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†WillScot Holdings Corp.	13,900	$522,640
		9,021,781
Construction Materials–1.14%
Vulcan Materials Co.	38,014	9,519,846
		9,519,846
Consumer Staples Distribution & Retail–0.54%
†BJ's Wholesale Club Holdings, Inc.	8,800	725,824
Casey's General Stores, Inc.	4,020	1,510,354
†Performance Food Group Co.	12,600	987,462
†U.S. Foods Holding Corp.	21,100	1,297,650
		4,521,290
Containers & Packaging–0.10%
Avery Dennison Corp.	3,700	816,812
		816,812
Distributors–0.17%
Pool Corp.	3,700	1,394,160
		1,394,160
Diversified Consumer Services–1.35%
†Bright Horizons Family Solutions, Inc.	67,974	9,525,197
†Duolingo, Inc.	4,100	1,156,282
Service Corp. International	7,400	584,082
		11,265,561
Diversified Telecommunication Services–0.00%
†=πSocure, Inc.	5,095	21,195
		21,195
Electrical Equipment–2.54%
AMETEK, Inc.	43,937	7,544,422
†GE Vernova, Inc.	2,400	611,952
Hubbell, Inc.	11,676	5,001,415
nVent Electric PLC	41,169	2,892,534
Rockwell Automation, Inc.	1,350	362,421
Vertiv Holdings Co. Class A	47,200	4,695,928
		21,108,672
Electronic Equipment, Instruments & Components–0.62%
CDW Corp.	13,442	3,041,924
†Celestica, Inc.	10,200	521,424
†Keysight Technologies, Inc.	2,819	448,024
TE Connectivity PLC	3,500	528,465
†Zebra Technologies Corp. Class A	1,700	629,544
		5,169,381
Energy Equipment & Services–0.09%
Halliburton Co.	11,750	341,338
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Noble Corp. PLC	10,900	$393,926
		735,264
Entertainment–3.43%
†Live Nation Entertainment, Inc.	29,007	3,175,976
†ROBLOX Corp. Class A	52,900	2,341,354
†Spotify Technology SA	26,707	9,842,331
†Take-Two Interactive Software, Inc.	57,990	8,913,643
†TKO Group Holdings, Inc.	34,475	4,264,902
		28,538,206
Financial Services–1.40%
†Block, Inc.	64,403	4,323,373
Corebridge Financial, Inc.	27,400	798,984
†Corpay, Inc.	11,693	3,657,103
†Mr. Cooper Group, Inc.	5,200	479,336
†Shift4 Payments, Inc. Class A	4,900	434,140
†Toast, Inc. Class A	50,800	1,438,148
†WEX, Inc.	2,600	545,298
		11,676,382
Food Products–0.08%
†Freshpet, Inc.	4,800	656,496
		656,496
Ground Transportation–1.16%
Norfolk Southern Corp.	1,800	447,300
Old Dominion Freight Line, Inc.	29,650	5,889,676
†Saia, Inc.	5,267	2,303,048
†XPO, Inc.	9,800	1,053,598
		9,693,622
Health Care Equipment & Supplies–3.72%
Alcon, Inc.	4,300	430,301
†Dexcom, Inc.	79,161	5,306,953
†Globus Medical, Inc. Class A	8,000	572,320
†IDEXX Laboratories, Inc.	16,958	8,567,521
†Inspire Medical Systems, Inc.	2,800	590,940
†Insulet Corp.	7,700	1,792,175
†Lantheus Holdings, Inc.	6,900	757,275
†Masimo Corp.	19,851	2,646,734
†Penumbra, Inc.	4,900	952,119
ResMed, Inc.	7,300	1,782,076
STERIS PLC	29,716	7,207,319
†TransMedics Group, Inc.	2,500	392,500
		30,998,233
Health Care Providers & Services–2.19%
Cardinal Health, Inc.	21,900	2,420,388
Cencora, Inc.	29,600	6,662,368
Chemed Corp.	5,857	3,519,881
Encompass Health Corp.	14,800	1,430,272
LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Molina Healthcare, Inc.	5,000	$1,722,800
Quest Diagnostics, Inc.	2,500	388,125
†Tenet Healthcare Corp.	12,400	2,060,880
		18,204,714
Health Care Technology–0.93%
†Veeva Systems, Inc. Class A	36,906	7,745,462
		7,745,462
Hotels, Restaurants & Leisure–5.84%
Aramark	62,657	2,426,706
†Cava Group, Inc.	11,800	1,461,430
†Chipotle Mexican Grill, Inc.	79,119	4,558,837
Churchill Downs, Inc.	10,900	1,473,789
Darden Restaurants, Inc.	8,350	1,370,485
Domino's Pizza, Inc.	1,950	838,773
†DoorDash, Inc. Class A	3,700	528,101
†DraftKings, Inc. Class A	175,900	6,895,280
Hilton Worldwide Holdings, Inc.	20,150	4,644,575
Hyatt Hotels Corp. Class A	40,148	6,110,525
Las Vegas Sands Corp.	25,113	1,264,188
†Light & Wonder, Inc.	11,200	1,016,176
†Planet Fitness, Inc. Class A	5,200	422,344
Red Rock Resorts, Inc. Class A	35,340	1,923,910
Royal Caribbean Cruises Ltd.	20,800	3,689,088
†Viking Holdings Ltd.	24,155	842,768
Wingstop, Inc.	16,635	6,921,491
Yum! Brands, Inc.	15,800	2,207,418
		48,595,884
Household Durables–0.21%
†NVR, Inc.	142	1,393,276
†TopBuild Corp.	900	366,129
		1,759,405
Household Products–0.67%
Church & Dwight Co., Inc.	52,918	5,541,573
		5,541,573
Independent Power and Renewable Electricity Producers–1.09%
Vistra Corp.	76,770	9,100,316
		9,100,316
Industrial REITs–0.17%
Lineage, Inc.	7,389	579,150
Rexford Industrial Realty, Inc.	7,800	392,418
Terreno Realty Corp.	6,400	427,712
		1,399,280
Insurance–2.04%
Allstate Corp.	9,500	1,801,675
†Arch Capital Group Ltd.	15,600	1,745,328
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Arthur J Gallagher & Co.	29,265	$8,234,293
Brown & Brown, Inc.	19,700	2,040,920
Hartford Financial Services Group, Inc.	5,199	611,454
Kinsale Capital Group, Inc.	3,250	1,513,103
Ryan Specialty Holdings, Inc.	16,000	1,062,240
		17,009,013
Interactive Media & Services–0.41%
†Pinterest, Inc. Class A	89,500	2,897,115
†Reddit, Inc. Class A	7,971	525,448
		3,422,563
IT Services–3.05%
†Cloudflare, Inc. Class A	46,400	3,753,296
†Gartner, Inc.	27,916	14,146,712
†Globant SA	2,200	435,908
†GoDaddy, Inc. Class A	27,875	4,370,242
†MongoDB, Inc.	10,050	2,717,018
		25,423,176
Life Sciences Tools & Services–3.63%
Agilent Technologies, Inc.	45,484	6,753,464
†Bio-Rad Laboratories, Inc. Class A	1,500	501,870
Bio-Techne Corp.	45,475	3,634,817
Bruker Corp.	43,413	2,998,102
†ICON PLC	17,941	5,154,629
†Illumina, Inc.	7,518	980,422
†IQVIA Holdings, Inc.	3,750	888,637
†Medpace Holdings, Inc.	3,400	1,134,920
†Mettler-Toledo International, Inc.	398	596,881
†Repligen Corp.	4,069	605,549
†Waters Corp.	8,174	2,941,741
West Pharmaceutical Services, Inc.	13,545	4,065,667
		30,256,699
Machinery–1.74%
Esab Corp.	11,787	1,253,076
Ingersoll Rand, Inc.	38,962	3,824,510
†RBC Bearings, Inc.	1,900	568,822
Toro Co.	5,400	468,342
Westinghouse Air Brake Technologies Corp.	46,181	8,394,320
		14,509,070
Media–0.99%
Omnicom Group, Inc.	14,200	1,468,138
†Trade Desk, Inc. Class A	61,762	6,772,203
		8,240,341
LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.06%
Steel Dynamics, Inc.	3,900	$491,712
		491,712
Oil, Gas & Consumable Fuels–3.17%
Cameco Corp.	38,483	1,837,948
Cheniere Energy, Inc.	40,788	7,335,314
Chesapeake Energy Corp.	40,239	3,309,658
Coterra Energy, Inc.	18,600	445,470
Diamondback Energy, Inc.	21,414	3,691,773
Magnolia Oil & Gas Corp. Class A	20,500	500,610
Matador Resources Co.	9,500	469,490
Permian Resources Corp.	78,800	1,072,468
Targa Resources Corp.	35,700	5,283,957
Viper Energy, Inc.	53,364	2,407,250
		26,353,938
Paper & Forest Products–0.09%
Louisiana-Pacific Corp.	7,100	762,966
		762,966
Personal Care Products–0.25%
†elf Beauty, Inc.	9,535	1,039,601
†Oddity Tech Ltd. Class A	26,200	1,057,956
		2,097,557
Professional Services–5.47%
Booz Allen Hamilton Holding Corp.	18,881	3,073,071
Broadridge Financial Solutions, Inc.	11,661	2,507,465
Dun & Bradstreet Holdings, Inc.	86,753	998,527
Equifax, Inc.	15,195	4,465,203
†FTI Consulting, Inc.	2,700	614,412
KBR, Inc.	13,400	872,742
Paychex, Inc.	16,100	2,160,459
†Paylocity Holding Corp.	6,500	1,072,305
TransUnion	65,501	6,857,955
Verisk Analytics, Inc.	54,586	14,626,864
†Verra Mobility Corp.	17,700	492,237
Wolters Kluwer NV	46,128	7,768,855
		45,510,095
Real Estate Management & Development–0.86%
†CoStar Group, Inc.	89,247	6,732,794
FirstService Corp.	2,200	401,412
		7,134,206
Residential REITs–0.07%
Equity LifeStyle Properties, Inc.	7,600	542,184
		542,184
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–0.24%
Simon Property Group, Inc.	11,900	$2,011,338
		2,011,338
Semiconductors & Semiconductor Equipment–4.25%
ASM International NV	8,187	5,371,411
†Enphase Energy, Inc.	11,100	1,254,522
Entegris, Inc.	21,866	2,460,581
†First Solar, Inc.	2,340	583,690
†Lattice Semiconductor Corp.	16,800	891,576
Microchip Technology, Inc.	7,888	633,328
MKS Instruments, Inc.	4,000	434,840
Monolithic Power Systems, Inc.	18,308	16,925,746
†Nova Ltd.	8,577	1,786,932
†ON Semiconductor Corp.	6,600	479,226
†Onto Innovation, Inc.	10,674	2,215,495
Teradyne, Inc.	17,800	2,383,954
		35,421,301
Software–13.49%
†Appfolio, Inc. Class A	3,250	765,050
†AppLovin Corp. Class A	43,856	5,725,401
Bentley Systems, Inc. Class B	18,244	926,978
†Braze, Inc. Class A	10,100	326,634
†Cadence Design Systems, Inc.	19,255	5,218,683
†=πCanva, Inc.	218	242,176
†Confluent, Inc. Class A	15,612	318,172
Constellation Software, Inc.	2,290	7,450,183
†CyberArk Software Ltd.	3,700	1,078,957
†=πDatabricks, Inc.	10,218	892,747
†Datadog, Inc. Class A	82,891	9,537,438
†Descartes Systems Group, Inc.	9,400	967,824
†DocuSign, Inc.	25,900	1,608,131
†Dynatrace, Inc.	33,212	1,775,846
†Elastic NV	8,900	683,164
†Fair Isaac Corp.	2,850	5,539,032
†Fortinet, Inc.	6,600	511,830
†Guidewire Software, Inc.	61,233	11,201,965
†HubSpot, Inc.	15,341	8,155,276
†Manhattan Associates, Inc.	20,326	5,719,330
†Monday.com Ltd.	3,400	944,418
†Nutanix, Inc. Class A	22,400	1,327,200
†Palantir Technologies, Inc. Class A	272,693	10,144,179
†Procore Technologies, Inc.	7,559	466,541
†PTC, Inc.	28,680	5,181,329
†Samsara, Inc. Class A	35,400	1,703,448
†ServiceNow, Inc.	4,773	4,268,923
†=πSNYK Ltd.	23,071	223,789
†Synopsys, Inc.	9,270	4,694,235
†=πTanium, Inc. Class B	9,649	50,754
†Tyler Technologies, Inc.	19,119	11,160,143
†Workiva, Inc.	5,200	411,424
LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Zeta Global Holdings Corp. Class A	13,800	$411,654
†Zscaler, Inc.	15,550	2,658,117
		112,290,971
Specialized REITs–0.69%
CubeSmart	12,700	683,641
Iron Mountain, Inc.	27,800	3,303,474
Lamar Advertising Co. Class A	13,344	1,782,758
		5,769,873
Specialty Retail–4.13%
†AutoZone, Inc.	175	551,257
Bath & Body Works, Inc.	10,800	344,736
†Burlington Stores, Inc.	27,373	7,212,238
†Carvana Co.	8,100	1,410,291
Dick's Sporting Goods, Inc.	1,900	396,530
†Floor & Decor Holdings, Inc. Class A	14,730	1,829,024
†O'Reilly Automotive, Inc.	4,868	5,605,989
†Restoration Hardware, Inc.	1,300	434,759
Ross Stores, Inc.	31,400	4,726,014
Tractor Supply Co.	32,632	9,493,628
†Ulta Beauty, Inc.	4,650	1,809,408
Williams-Sonoma, Inc.	3,624	561,430
		34,375,304
Technology Hardware, Storage & Peripherals–0.41%
†Pure Storage, Inc. Class A	35,200	1,768,448
†Super Micro Computer, Inc.	3,950	1,644,780
		3,413,228
Textiles, Apparel & Luxury Goods–0.39%
†Deckers Outdoor Corp.	5,300	845,085
†On Holding AG Class A	34,200	1,715,130
†Skechers USA, Inc. Class A	9,700	649,124
		3,209,339
Trading Companies & Distributors–0.87%
Fastenal Co.	52,550	3,753,121
Ferguson Enterprises, Inc.	3,100	615,567
FTAI Aviation Ltd.	3,400	451,860
†SiteOne Landscape Supply, Inc.	2,800	422,548
United Rentals, Inc.	1,800	1,457,514
Watsco, Inc.	1,075	528,771
		7,229,381
Total Common Stock (Cost $517,929,427)		790,828,224
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS–0.44%
†=πCanva, Inc. Series A	13	$14,442
†=πCaris Life Sciences, Inc. Series D	39,051	142,146
†=πDatabricks, Inc. Series F	23,328	2,038,167
†=πDatabricks, Inc. Series G	2,475	216,241
†=πDatabricks, Inc. Series H	5,901	515,570
†=πDataRobot, Inc. Series G	15,766	65,902
†=πRappi, Inc. Series E	9,859	223,996
†=πSNYK Ltd. Series F	38,665	375,051
†=πSocure, Inc. Series A	6,193	25,763
†=πSocure, Inc. Series A-1	5,083	21,145
†=πSocure, Inc. Series B	92	383
†=πSocure, Inc. Series E	11,781	49,009
Total Convertible Preferred Stocks (Cost $3,196,347)		3,687,815
WARRANT–0.00%
†=Constellation Software, Inc. exp 3/31/40 exercise price USD 1.00	3,355	0
Total Warrant (Cost $0)		0

MONEY MARKET FUND–3.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	27,095,735	27,095,735
Total Money Market Fund (Cost $27,095,735)		27,095,735

	Principal Amount°
SHORT-TERM INVESTMENT–1.14%
AGENCY OBLIGATIONS–1.14%
≠Federal Home Loan Bank Discount Notes 4.31% 10/1/24	9,457,000	9,457,000
		9,457,000
Total Short-Term Investment (Cost $9,457,000)		9,457,000

TOTAL INVESTMENTS–99.82% (Cost $557,678,509)	831,068,774
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	1,528,275
NET ASSETS APPLICABLE TO 41,507,504 SHARES OUTSTANDING–100.00%	$832,597,049

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $5,118,476, which represented 0.61% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$242,176
Canva, Inc. Series A	11/4/2021	22,162	14,442
Caris Life Sciences, Inc. Series D	5/11/2021	316,313	142,146
Databricks, Inc.	7/24/2020	163,573	892,747
Databricks, Inc. Series F	10/22/2019	333,967	2,038,167
Databricks, Inc. Series G	2/1/2021	146,328	216,241
Databricks, Inc. Series H	8/31/2021	433,630	515,570
DataRobot, Inc. Series G	6/11/2021	431,364	65,902
Rappi, Inc. Series E	9/8/2020	589,036	223,996
SNYK Ltd.	9/3/2021	330,942	223,789
SNYK Ltd. Series F	9/3/2021	551,575	375,051
Socure, Inc.	12/22/2021	81,870	21,195
Socure, Inc. Series A	12/22/2021	99,513	25,763
Socure, Inc. Series A-1	12/22/2021	81,677	21,145
Socure, Inc. Series B	12/22/2021	1,478	383
Socure, Inc. Series E	10/27/2021	189,304	49,009
Tanium, Inc. Class B	9/24/2020	109,952	50,754
Total		$4,254,274	$5,118,476

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
10	E-mini MSCI Emerging Markets Index	$586,350	$595,279	12/20/24	$—	$(8,929)
40	E-mini S&P 500 Index	11,628,500	11,267,517	12/20/24	360,983	—
50	E-mini S&P MidCap 400 Index	15,743,000	15,043,679	12/20/24	699,321	—
Total Futures Contracts					$1,060,304	$(8,929)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Blended Mid Cap Managed Volatility Fund–6